Related-Party Transactions Related-Party Transactions (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Transaction
Schedule of Related Party Transactions
SUMMARY OF REVENUE AND EXPENSE TRANSACTIONS WITH ANDEAVOR, INCLUDING PREDECESSORS (in millions)

	Nine Months Ended September 30,
	2017	2016
Revenues (a)	$934	$521
Operating expenses (b)	132	107
General and administrative expenses	62	52

(a)	Andeavor accounted for 44% and 58% of our total revenues for the nine months ended September 30, 2017 and 2016, respectively.

(b)
Net of reimbursements from Andeavor pursuant to the Amended Omnibus Agreement, the Carson Assets Indemnity Agreement and other affiliate agreements of $12 million for the nine months ended September 30, 2017 and 2016, respectively.